Investments in associates and joint ventures (Tables)	6 Months Ended
Sep. 30, 2020
Investments in associates and joint ventures.
Schedule of joint ventures and associates

	30 September	31 March
	2020	2020
	€m	€m
VodafoneZiggo Group Holding B.V.	1,457	1,630
INWIT S.p.A.	2,914	3,345
Indus Towers Limited	620	766
TPG Telecom Limited / Vodafone Hutchison Australia Pty Limited	22	(466)
Other	40	48
Investment in joint ventures[1,2]	5,053	5,323
Investment in associates	375	508
	5,428	5,831